1(212) 318-6960

alexandramarghella@paulhastings.com

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli ETFs Trust (the “Trust”)
File Nos. 333-238109 and 811-23568

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Funds do not differ from those contained in Post-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2022 (Accession #0001193125-22-132960).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Alexandra Marghella
Alexandra Marghella
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward